INCOME TAXES (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Income Taxes 1		$ 3,190,000
Income Taxes 2		1,010,000
Income Taxes 3		1,270,000
Income Taxes 4		$ 260,000
Income Taxes 1	$ 3,190,000
Income Taxes 2	1,010,000
Income Taxes 3	1,270,000
Income Taxes 4	$ 260,000